LONG-TERM DEBT AND LINES OF CREDIT - Narrative (Details)		12 Months Ended
	May 15, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 15, 2025 USD ($)	May 15, 2025 subsidiary	May 15, 2025 renewal_option	Apr. 17, 2025 USD ($)	Mar. 31, 2025 USD ($)	Aug. 01, 2022 USD ($)
Debt Instrument [Line Items]
Amortization debt issuance costs		$ 31,500,000	$ 27,000,000.0	$ 20,500,000
Bridge Loan					$ 6,200,000,000			$ 7,700,000,000
Settlement lines of credit		503,407,000	981,244,000						$ 720,366,000
Bridge Facility | Bridge Loan
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 4,300,000,000
Aggregate commitments					0
Senior Notes and Convertible Notes
Debt Instrument [Line Items]
Unamortized discount		38,500,000							36,700,000
Unamortized debt issuance costs		92,800,000							88,600,000
Senior Notes
Debt Instrument [Line Items]
Unamortized discount			46,100,000
Amortization debt issuance costs		15,700,000	15,700,000	$ 27,400,000
Secured Debt
Debt Instrument [Line Items]
Unamortized debt issuance costs			78,400,000
Unsecured Debt | Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized debt issuance costs		13,400,000							12,200,000
Line of Credit
Debt Instrument [Line Items]
Unamortized debt issuance costs			$ 18,500,000
Maximum borrowing capacity		$ 1,283,400,000
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					7,250,000,000
Current borrowing capacity					5,750,000,000
Line Of Credit Facility, Accordion Feature, Higher Borrowing Capacity Option					7,500,000,000
Number of extension options						2	2
Extension term	1 year
Basis spread on variable rate (as a percent)	1.375%
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Revolving Credit Facility | Scenario, Plan
Debt Instrument [Line Items]
Current borrowing capacity					1,500,000,000
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.75%
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Revolving Credit Facility | Credit Spread Adjustment or Alternative Currency Term Floor Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Revolving Credit Facility | Daily Floating Secured Overnight Financing Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Revolving Credit Facility | Alternative Currency Rate Floor
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Line of Credit | Revolving Credit Facility With Syndicate Financial Institution | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 500,000,000				$ 500,000,000